Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2026	Feb. 28, 2026	Nov. 30, 2025	Nov. 20, 2025	Aug. 31, 2025	Jun. 25, 2025
C000261036 [Member]
Account Value [Line Items]
Accumulated Value	$ 13,339	$ 12,089	$ 10,661	$ 10,000
C000261037 [Member]
Account Value [Line Items]
Accumulated Value	17,948	15,509	13,335		$ 11,209	$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	11,664	10,554	10,477	$ 10,000
S&P 500 Total Return Index ($12,581) [Member]
Account Value [Line Items]
Accumulated Value	$ 12,581	$ 11,384	$ 11,300		$ 10,627	$ 10,000